Recent Accounting Pronouncements	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
Recently Adopted Accounting Standards

The Company has adopted Accounting Standards Update (ASU) 2015-03, Interest - Imputation of Interest, (Subtopic 835-30): Simplifying the Presentation of Debt Issuance Costs as of June 30, 2015, which requires the debt issuance costs related to a recognized debt liability to be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts and premiums. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the second quarter of 2015. As a result, the consolidated balance sheet as of December 31, 2014 has been retrospectively adjusted to reflect this change in accounting principle. $7.6 million of debt issuance costs have been reclassified from other current assets to a direct deduction from current portion of long-term debt and $70.8 million of debt issuance costs have been reclassified from other non-current assets to a direct deduction from long-term debt. As of June 30, 2015, $9.1 million of debt issuance costs have been presented as a direct deduction from the current portion of long-term debt and $55.2 million of debt issuance costs have been presented as a direct deduction from long-term debt. Refer also to Note 7 - Debt.
In April 2015, the Financial Accounting Standards Board (FASB) issued ASU 2015-06, Earnings Per Share (Topic 260) which includes the final version of Proposed ASU EITF -14A - Earnings Per Share - Effects on Historical Earnings per Unit of Master Limited Partnership Drop Down Transactions. The amendments in this update specify that for purposes of calculating historical earnings per unit under the two-class method, the earnings (losses) of a transferred business before the date of a drop down transaction should be allocated entirely to the general partner interest, and previously reported earnings per unit of the limited partners would not change as a result of a drop down transaction. This ASU is effective for the first interim period beginning after December 15, 2015 and early adoption is permitted. The Company has chosen to early adopt this ASU in the first quarter of 2015. However, the adoption of this standard by the Company does not have a material impact on its consolidated financial statements and related disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides new authoritative guidance on the methods of revenue recognition and related disclosure requirements. ASU 2014-09 is effective for interim and annual periods beginning after December 15, 2016 and shall be applied, at the Company’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. Early adoption is not permitted until periods beginning after December 15, 2016. In August 2015, the FASB decided to delay the effective date of the new revenue standard by one year. Based on this proposal, public entities would need to apply the new guidance for annual reporting periods beginning after December 15, 2017, and interim periods therein. The Company is in the process of evaluating the impact of this ASU on its consolidated financial statements and related disclosures.

In August 2014, the FASB issued ASU No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, which provides new authoritative guidance with regards to management's responsibility to assess an entity's ability to continue as a going concern, and to provide related footnote disclosures in certain circumstances. The ASU will be effective for all entities in the first annual period ending after December 15, 2016 (December 31, 2016 for calendar year end entities) and early adoption is permitted. The Company does not expect the adoption of this standard to have a material impact on its consolidated financial statements and related disclosures.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis, which made targeted amendments to the current consolidation guidance that could affect all industries. The FASB issued this guidance to respond to stakeholders’ concerns about the current accounting for consolidation of certain legal entities. Financial statement users asserted that in certain situations in which consolidation is ultimately required, deconsolidated financial statements are necessary to better analyze the reporting entity’s economic and operational results. Previously, the FASB issued an indefinite deferral for certain entities to partially address those concerns. However, the amendments in this guidance rescind that deferral and address those concerns by making changes to the consolidation guidance. The ASU will be effective for public entities in the first annual period, and for interim periods thereafter, beginning after December 15, 2015 and early adoption is permitted. The Company is in the process of evaluating the impact of this standard update on its consolidated financial statements and related disclosures.